Other Income/(Expenses), net (Details Narrative) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Fines and penalities paid by subsidiary			¥ 82.8
Loss Contingency, Damages Paid, Value	$ 1.4	¥ 10.0
Gain on disposal of subsidiary				¥ 23.1
Third Party [Member]
Equity Method Investment, Ownership Percentage				60.00%